Consolidated Balance Sheets - Quarterly (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Authorized		1,200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	164,596,688	161,595,511
Common Stock, Shares, Outstanding	164,596,688	161,595,511
Preferred Class A [Member]
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	10,000	10,000
Preferred Stock, Shares Outstanding	10,000	10,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized	200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	21,000	21,000
Preferred Stock, Shares Outstanding	21,000	21,000
Preferred Class C [Member]
Preferred Stock, Shares Authorized	200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0